Hartford Schroders US MidCap Opportunities Fund Expense Example, No Redemption - Hartford Schroders US MidCap Opportunities Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 195
Expense Example, No Redemption, 3 Years	603
Expense Example, No Redemption, 5 Years	1,037
Expense Example, No Redemption, 10 Years	$ 2,243